Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from Related Parties		$ 24,500	$ 20,300	$ 89,200	$ 53,400	$ 11,800
Deferred revenue	$ 25,920			31,983	25,139
Deferred Revenue, Revenue Recognized	$ 10,900	$ 4,000		$ 16,200
Deferred revenue, recognized period				next seven years
Minimum
Disaggregation of Revenue [Line Items]
Stamp Expiration Term				2 years
Credits Expiration Term				2 years
Maximum
Disaggregation of Revenue [Line Items]
Stamp Expiration Term				3 years
Credits Expiration Term				4 years
Hoya Intermediate, LLC
Disaggregation of Revenue [Line Items]
Deferred revenue						$ 6,000
Deferred Revenue, Revenue Recognized					$ 3,300